Intangible assets - Deferred acquisition costs and other intangible assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 7,155	$ 6,858
Distribution rights
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	3,600
Shareholder-backed
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	3,254	2,815
Acquired in-force (PVIF) and other intangibles	3,856	3,994
Total of deferred acquisition costs and other intangible assets	7,110	6,809
Shareholder-backed | Distribution rights
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	3,630	3,782
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	17	28
Shareholder-backed | Other intangibles
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	209	184
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	3,215	2,776
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	39	39
With-profits business
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 45	$ 49